Nature of Operations	6 Months Ended
Jun. 30, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Guardforce AI Co., Limited (“Guardforce”) is a company incorporated and domiciled in the Cayman Islands under the Cayman Islands Companies Act on April 20, 2018. The Company’s ordinary shares and warrants are listed under the symbol “GFAI” and “GFAIW”, respectively, on the Nasdaq Capital Market upon the completion of an initial public offering on September 28, 2021.

Guardforce AI Holding Limited (“AI Holdings”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Holdings is a 100% owned subsidiary of Guardforce. AI Holdings is an investment holding company.

Guardforce AI Robots Limited (“AI Robots”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on May 22, 2018. AI Robots is a 100% owned subsidiary of Guardforce. AI Robots is an investment holding company.

Guardforce AI (Hong Kong) Co., Limited (“AI Hong Kong”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on May 30, 2018. AI Hong Kong is a 100% owned subsidiary of Guardforce. Beginning March 2020, AI Hong Kong commenced AI&Robotics solution business of selling and leasing robots.

Southern Ambition Limited (“Southern Ambition”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on August 3, 2018. Southern Ambition is a 100% owned subsidiary of AI Robots. Southern Ambition is an investment holding company.

Horizon Dragon Limited (“Horizon Dragon”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on July 3, 2018. Horizon Dragon is a 100% owned subsidiary of AI Holdings. Horizon Dragon is an investment holding company.

Guardforce AI Group Co., Limited (“AI Thailand”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on September 21, 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand. The two individuals owned in aggregate 49,000 ordinary shares with a value of approximately $16,000. The cumulative preferred shares are entitled to dividends of USD$0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of June 30, 2024 and December 31, 2023 is approximately $1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders. No dividends were declared for the six months ended June 30, 2024 and 2023.

Guardforce Cash Solutions Security Thailand Co., Limited (“GF Cash (CIT)”) was incorporated in Thailand under the Civil and Commercial Code at the Registry of partnerships and Companies, Bangkok Metropolis, Thailand, on July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one preferred share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of association a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders. No dividends were declared for the six months ended June 30, 2024 and 2023. The Company engages principally in providing cash management and handling services located in Thailand.

On March 25, 2021, the Company acquired 51% majority stake in information security consultants Handshake Networking Ltd (“Handshake”), a Hong Kong-based company specializing in penetration testing and forensics analysis in Hong Kong and the Asia Pacific region since 2004. On February 6, 2024, the Company separated with Handshake. On February 6, 2024, the Company transferred 510 shares of Handshake back to its original shareholders in exchange for returning 1,091 restricted ordinary shares issued by the Company. The cancellation of the returned 1,091 shares was effective on March 4, 2024.

On November 1, 2021, the Company entered into a Transfer Agreement (the “Singapore Agreement”) to acquire 100% of the equity interests in Guardforce AI Singapore Pte. Ltd. (“AI Singapore”), a company incorporated in Singapore. Pursuant to the Agreement, AI Singapore became a wholly owned subsidiary of the Company. AI Singapore commenced AI&Robotics solution business of selling and leasing robots.

On November 18, 2021, the Company entered into a Transfer Agreement (the “Macau Agreement”) to acquire 100% of the equity interests in Macau GF Robotics Limited, a company incorporated in Macau (“AI Macau”). The consideration is approximately $3,205 (MOP25,000). AI Macau commenced AI&Robotics solution business of selling and leasing robots. The acquisition was closed on February 9, 2022. AI Macau is a 100% owned subsidiary of AI Robotics.

On November 18, 2021, the Company entered into another Transfer Agreement (the “Malaysia Agreement”) to acquire 100% of the equity interests in GF Robotics Malaysia Sdn. Bhd., a company incorporated in Malaysia (“AI Malaysia”). The consideration is approximately $1 (RM1). AI Malaysia commenced AI&Robotics solution business of selling and leasing robots. The acquisition was closed on January 20, 2022. AI Malaysia is a 100% owned subsidiary of AI Robotics.

GFAI Robotics Group Co., Limited (“AI Robotics”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on December 6, 2021. AI Robotics is a 100% owned subsidiary of Guardforce. AI Robotics is an investment holding company.

GFAI Robot Service (Hong Kong) Limited (“AI Robot Service”) was incorporated in Hong Kong under the Hong Kong Companies’ Ordinance (Chapter 622), on January 18, 2022. AI Robot Service is an investment holding company. AI Robot Service is a 100% owned subsidiary of AI Robotics.

Guardforce AI Robot Service (Shenzhen) Co., Limited (“AI Shenzhen”) was incorporated in the People’s Republic of China (“PRC”) on February 23, 2022. AI Shenzhen is an investment holding company. AI Shenzhen is a 100% owned subsidiary of AI Robot Service.

GFAI Robotics Services LLC (“AI US”) was incorporated in the State of Delaware on February 28, 2022. AI US commenced AI&Robotics solution business of selling and leasing robots. AI US is a 100% owned subsidiary of AI Robotics.

GFAI Robot Service (Australia) Pty Ltd. (“AI Australia”) was incorporated in Australia on February 28, 2022. AI Australia commenced AI&Robotics solution business of selling and leasing robots. AI Australia is a 100% owned subsidiary of AI Robot Service. On September 25, 2023, AI Australia was deregistered.

GFAI Robot & Smart Machines Trading LLC (“AI Dubai”) was incorporated in the United Arab Emirates (UAE) on March 13, 2022. AI Dubai commenced AI&Robotics solution business of selling and leasing robots. AI Dubai is a 100% owned subsidiary of AI Robot Service.

GFAI Robotic and Innovation Solution (Thailand) Company Limited (“AI R&I”) was incorporated in Thailand on March 30, 2022. AI R&I commenced AI&Robotics solution business of selling and leasing robots. AI R&I is 98% owned by AI Thailand, 1% owned by Horizon Dragon and 1% owned by Southern Ambition.

GFAI Robot Service (UK) Limited (“AI UK”) was incorporated in the United Kingdom on April 29, 2022. AI UK commenced AI&Robotics solution business of selling and leasing robots. AI UK is a 100% owned subsidiary of AI Robot Service. On February 6, 2024, AI UK was deregistered.

GFAI Robot Service Limited (“AI Canada”) was incorporated in Canada on May 6, 2022. AI Canada commenced AI&Robotics solution business of selling and leasing robots. AI Canada is a 100% owned subsidiary of AI Robot Service. On January 5, 2024, AI Canada was deregistered.

Guardforce AI Robot (Jian) Co., Limited (“AI Jian”) was incorporated in the People’s Republic of China (“PRC”) on May 16, 2022. AI Jian is an investment holding company. AI Jian is a 100% owned subsidiary of AI Robot Service. On November 22, 2023, AI Jian was deregistered.

GFAI Robot Service GK (“AI Japan”) was incorporated in Japan on May 24, 2022. AI Japan commenced AI&Robotics solution business of selling and leasing robots. AI Japan is a 100% owned subsidiary of AI Hong Kong.

GFAI Robot Service Co., Ltd. (“AI Korea”) was incorporated in South Korea on June 17, 2022. AI Korea commenced AI&Robotics solution business of selling and leasing robots. AI Korea is a 100% owned subsidiary of AI Hong Kong.

On March 11, 2022, the Company entered into a Sale and Purchase Agreement (the “Kewei Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in Shenzhen Keweien Robot Service Co., Ltd. (“Shenzhen GFAI”) and Guangzhou Kewei Robot Technology Co., Ltd. (“Guangzhou GFAI”) from Shenzhen Kewei. Both acquirees are PRC-based companies. The acquisition serves an integral role in the growth of the Company’s AI&Robotics solution business as a service (RaaS) business initiative. The acquisition was closed on March 22, 2022. The acquisition purchase price of $10,000,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On March 14, 2022, the Company issued 53,571 restricted Ordinary Shares to the sellers’ designated parties.

On May 24, 2022, the Company entered into a Sale and Purchase Agreement (the “Yeantec Agreement”) with Shenzhen Yeantec Co., Limited (“Yeantec”) to acquire 100% of the equity interests in Beijing Wanjia Security System Co., Ltd. (“Beijing Wanjia”) from Yeantec. Beijing Wanjia is a PRC-based company with more than 25 years of experience in providing integrated security solution, focusing on fire alarm security systems, and a well-established customer base among retail businesses. The acquisition serves the growth of the Company’s other security business. The acquisition was closed on June 22, 2022. The acquisition purchase price of $8,400,000 was paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). On June 16, 2022, the Company issued 94,500 restricted Ordinary Shares to the sellers’ designated parties.

GFAI Robot Service (Vietnam) Co., Ltd (“AI Vietnam”) was incorporated in Vietnam on July 8, 2022. AI Vietnam is a dormant company and is a 100% owned subsidiary of AI Hong Kong. On March 22, 2023, AI Vietnam was deregistered.

On December 21, 2022, the Company entered into an asset purchase agreement (“Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to purchase certain of Shenzhen Kewei’s robot-related business assets in China. The Company will acquire, and Yeantec will transfer to the Company, select robotic equipment assets and Kewei’s technology platform. The purchase price for these assets is $2,100,000, which will be fully paid in the form of 262,500 restricted ordinary shares of the Company based on a price of $8.0 per share. The Company issued 262,500 shares to Shenzhen Kewei on March 1, 2023.

GFAI Technology Limited (“GFAI Technology”) was incorporated in the British Virgin Islands under the BVI Business Companies Act, 2004, on December 7, 2023. GFAI Technology is a 100% owned subsidiary of Guardforce. GFAI Technology is an investment holding company.

GFAI Technology (Hong Kong) was incorporated in Hong Kong on January 8, 2024. GFAI Technology (Hong Kong) is a 100% owned subsidiary of GFAI Technology.

InnoAI Technology (Shenzhen) Co., Ltd. (“InnoAI”) was incorporated in China on December 13, 2023. On May 13, 2024, the Company acquired 100% of the interest in InnoAI with RMB1 and InnoAI became a 100% owned subsidiary of AI Shenzhen. InnoAI is a company dedicated to the research and development of artificial intelligence projects.

The following diagram illustrates the Company’s legal entity ownership structure as of June 30, 2024: